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                          DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496

                               February 5, 1998


VIA EDGAR TRANSMISSION
----------------------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


                  Re: Excelsior Funds, Inc.
                      Registration Nos. 2-92665; 811-4088
                      -----------------------------------

Ladies and Gentlemen:

                  Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, transmitted herewith for filing on behalf of the above-referenced company are (i) the Supplement dated February 5, 1998 to the Prospectus dated August 1, 1997 with respect to the Small Cap Fund; and (ii) the Supplement dated February 5, 1998 to the Prospectus dated August 1, 1997 with respect to the Pacific/Asia Fund.

                  Should you have any questions, please call me at
(215) 988-2670.


                                                          Very truly yours,

                                                          /s/ Daniel A. Moonay

                                                          Daniel A. Moonay


cc:      W. Bruce McConnel, III
         Michael P. Malloy


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                             EXCELSIOR FUNDS, INC.

                                SMALL CAP FUND

                       Supplement dated February 5, 1998
                      to Prospectus dated August 1, 1997


         Effective as of December 31, 1997, the following replaces the seventh paragraph under the caption "Management of the Funds -- Investment Adviser" in the Prospectus:

                  The Small Cap Fund's portfolio co-managers are John J. Knox and Kenneth R. Marcus. Mr. Knox, a Vice President and Portfolio Manager of the Personal Investment Division of
         U.S. Trust, has been with U.S. Trust since June 1996 and has managed the Fund since December 1997. Prior to joining U.S. Trust, Mr. Knox was a portfolio manager within the Greenwich Street Advisors division of Smith Barney, Inc. Mr. Marcus, an Assistant Vice President and Portfolio Manager of U.S. Trust's Personal Investment Division, has been with U.S.
         Trust since June 1996 and has managed the Fund since
         December 1997. Mr. Marcus was previously with J.P. Morgan Securities, where he was an Associate in the Fixed Income Trading Division from 1992 to 1996.




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                             EXCELSIOR FUNDS, INC.
                                (the "Company")

                               PACIFIC/ASIA FUND

                       Supplement dated February 5, 1998
                      to Prospectus dated August 1, 1997


         At a Special Meeting of the Company's Board of Directors on January 9, 1998, the Board approved the elimination of the Pacific/Asia Fund's non-fundamental investment policy limiting such Fund's investments in the securities of Japanese issuers to less than 20% of its total assets. From time to time, the Fund may invest more than 25% of its assets in the securities of Japanese issuers. Therefore, market developments within Japan could significantly impact the performance of the Fund.